Intangible assets	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
9.	Intangible assets:

2017	Cost	Accumulated amortization	Net book value

Licenses	$19,852	$2,551	$17,301
Marketing rights	15,830	6,531	9,299
Trade name	1,131	466	665
Patents	4,362	3,821	541

	$41,175	$13,369	$27,806

2016	Cost	Accumulated amortization	Net book value

Licenses	$12,843	$856	$11,987
Marketing rights	15,830	4,948	10,882
Trade name	1,131	353	778
Patents	4,347	3,642	705

	$34,151	$9,799	$24,352

In the third quarter of 2017, the Company announced the execution of a distribution and license agreement with Basilea Pharmaceutica International Ltd. (“Basilea”), for the rights to commercialize Zevtera®/Mabelio® (ceftobiprole medocaril sodium) in 34 European countries and Israel. As consideration for the rights and licenses granted, the Company made a non-refundable payment to Basilea of CHF 5,000 ($5,200). Additional non-refundable milestone payments will be due to Basilea upon the Company’s achievement of various milestones. Milestone payments may also be due to Basilea based on achievement of pre-determined levels of annual net sales. The license is being amortized over the life of the agreement of 15 years.

In the second quarter of 2016, the Company announced the execution of a license agreement with Allergan plc (“Allergan”), for the rights to commercialize dalbavancin (branded DALVANCE® in the U.S. and XYDALBATM in the rest of the world) in France, the United Kingdom, Germany, Belgium, Nordic nations, other European nations, various Middle Eastern nations, and Canada. As consideration for the rights and licenses granted, the Company made non-refundable payments to Allergan of $13,000, along with incurring other transaction costs. Additional non-refundable milestone payments will be due to Allergan upon the Company’s achievement of various milestones. Royalty payments may also be due to Allergan based on achievement of pre-determined levels of annual net sales. The license is being amortized over the life of the agreement of 10 years.

Amortization expense for the year ended December 31, 2017 amounted to $3,374 (2016 - $2,783; 2015 - $1,974).

The estimated aggregate amortization expense for intangible assets held at December 31, 2017, for each of the five succeeding years is expected as follows:

2018	$3,647
2019	3,625
2020	3,604
2021	3,569
2022	3,543